Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (297)	$ 57	$ (981)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(766)	576	(8,728)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(421)	1,545	(3,458)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	547	(344)	(1,716)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(12)	(21)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(83)	21	130
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(816)	(634)	(3,663)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(17)	(18)	(38)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3)	0	(14)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(14)	(18)	(25)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(20)	(246)	(754)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	5	42	(27)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (25)	$ (288)	$ (727)